Document and Entity Information	Dec. 02, 2021
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Dec. 02, 2021
Entity Registrant Name	OAKTREE ACQUISITION CORP. II
Entity Incorporation, State or Country Code	E9
Entity File Number	001-39526
Entity Tax Identification Number	98-1551592
Entity Address, Address Line One	333 South Grand Avenue
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	213
Local Phone Number	830-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K originally filed on December 8, 2021 by the Registrant is being filed solely to clarify that the Audit Committee of the Board of Directors of the Registrant discussed the matters disclosed pursuant to Item 4.02 with the Company’s independent registered accounting firm. This disclosure was inadvertently omitted from the original filing.
Amendment Flag	true
Entity Central Index Key	0001820931
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares included as partof the units
Trading Symbol	OACB
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	OACB WS
Security Exchange Name	NYSE
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-fourth of one redeemable warrant
Trading Symbol	OACB.U
Security Exchange Name	NYSE